INCOMETAX: (Tables)	12 Months Ended
Dec. 31, 2019
INCOMETAX:
Schedule of components of the net loss before the provision for income taxes

	Year ended December 31
	2019	2018
Israel	22,678	13,917
U.S.	4,446	(425)
	27,124	13,492

Schedule of components of the provision for income taxes

	Year ended December 31
	2019	2018
Current:
Israel	—	—
U.S.	—	306
Total current income tax	—	306

Schedule of reconciliation of the Company's theoretical income tax expense to actual income tax expense

	Year ended December 31
	2019	2018

Loss before income tax	(27,124)	(13,492)
Tax rate	23%	23%
Computed “expected” tax benefit	(6,238)	(3,103)
Decrease (increase) in tax refund resulting from:
Change in temporary differences for which deferred taxes were not recognized	2,133	730
Taxes in respect of previous years	—	(11)
Different tax rate in subsidiaries operating outside of Israel	(1)	132
Non-deductible items	1,195	165
Tax credit	—	(315)
Losses and benefits for tax purposes for the year, for which deferred taxes were not recorded	2,911	2,708
Actual tax expense	—	306

Schedule of significant components of the Company's deferred tax asset

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carry forward	17,811	14,031
Capital loss carry forward	3,421	3,155
Research and development	4,297	1,625
Share based compensation	890	717
Other	67	41
Less - valuation allowance	(26,486)	(19,569)
Net deferred tax assets	—	—